UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             2/13/02
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                92

Form 13F Information Table Value Total:           $372552
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: SEPTEMBER 30, 2001

                                                              FORM 13F-HR
                                                         QTR Ending 12/31/01

         COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
--------------------------- -------------  ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE
Activcard SA ADR                OTC IS     00505N109         939         100000    SH                               100000
Advanced Fiber Commications     OTC IS     00754A105        1767         100000    SH                               100000
Alcoa Inc.                      COMMON     013817101        1067          30000    SH                                30000
Alpha Hospitality Corp.         OTC IS     020732202         348          25800    SH                                25800
AMR Corp. Del.                  COMMON     001765106        3345         150000    SH                               150000
Amazon.com Inc.                 OTC IS     023135106        1082         100000    SH                               100000
America Home Products Corp.     COMMON     026609107         307           5000    SH                                 5000
Applied Materials Inc.          OTC IS     038222105         501          12500    SH                                12500
Arris Group Inc.                OTC IS     04269Q100         244          25000    SH                                25000
American Express Co.            COMMON     025816109         357          10000    SH                                10000
Bank OF America Corp,           COMMON     060505104       14951         237500    SH                               237500
Bank of Bermuda Ltd.            OTC IS     G07644100        2284          47100    SH                                47100
Bank of New York                COMMON     064057102        4080         100000    SH                               100000
Barr Laboratories Inc.          COMMON     068306109        3968          50000    SH                                50000
Boise Cascade Corp.             COMMON     097383103         340          10000    SH                                10000
Citigroup Inc.                  COMMON     172967101        9839         194900    SH                               194900
Circuit City Stores Inc.        COMMON     172737108        5969         230000    SH                               230000
Cendent Corp.                   COMMON     151313103       19806        1010000    SH                              1010000
Cendant Corp. Calls             COMMON     151313103       14668         748000    SH calls                         748000 calls
Concurrent Computer Corp.       OTC IS     206710204         743          50000    SH                                50000
Celestica Inc.                  COMMON     15101Q108        2020          50000    SH                                50000
Cisco Systems Inc.              OTC IS     17275R102        2717         150000    SH                               150000
Comcast Corp. Sp. Cl. A         OTC IS     200300200        4140         115000    SH                               115000
Compaq Computer                 COMMON     204493100        5270         540000    SH                               540000
Commscope Inc.                  COMMON     203372107        1595          75000    SH                                75000
Community Health Systems        COMMON     203668108        3315         130000    SH                               130000
Continental Airlines Cl. B      COMMON     210795308         786          30000    SH                                30000
CSX Corp.                       COMMON     126408103         876          25000    SH                                25000
Danaher Corp                    COMMON     235851102        1055          17500    SH                                17500
Delta Air Lines Inc.            COMMON     247361108        6291         215000    SH                               215000
Deere & Co.                     COMMON     244199105         437          10000    SH                                10000
Dynegy Inc. Cl A                COMMON     26816Q101        1785          70000    SH                                70000
Echostar Communications Co.     OTC IS     278762109        4898         178300    SH                               178300
Edison Schools Inc.             OTC IS     281033100         884          45000    SH                                45000
Fannie Mae                      COMMON     313586103        9938         125000    SH                               125000
Finish Line Inc. Cl A           OTC IS     317923100        1147          75000    SH                                75000
General Dynamics Corp.          COMMON     369550108        1792          22500    SH                                22500
General Motors Corp.            COMMON     370442105       11178         230000    SH                               230000
Georgia Pacific Group           COMMON     373298108         552          20000    SH                                20000
Goldman Sachs Group Inc.        COMMON     38141G104         928          10000    SH                                10000
HCA Inc.                        COMMON     404119109        4047         105000    SH                               105000
Honeywell Int'l Inc.            COMMON     438516106        3382         100000    SH                               100000
Idec Pharmaceuticals Corp.      OTC IS     449370105        8961         130000    SH                               130000
Immunomedics Inc.               OTC IS     452907108         507          25000    SH                                25000
Impax Laboratories Inc.         OTC IS     45256B101        1277          95000    SH                                95000
Infineon Technologies AG ADR    COMMON     45662N103        3045         150000    SH                               150000
Integrated Circuit Systems      OTC IS     45811K208        1581          70000    SH                                70000
Ingersoll Rand Co.              COMMON     456866102         523          12500    SH                                12500
International Paper Co.         COMMON     460146103         504          12500    SH                                12500
I2 Technologies Inc.            OTC IS     465754109        3160         400000    SH                               400000
Kemet Corp.                     COMMON     488360108        1775         100000    SH                               100000
Laboratory Corp America Hldgs   COMMON     50540R409        4447          55000    SH                                55000
Lehman Brothers Holdings        COMMON     524908100        3340          50000    SH                                50000
Louisiana Pacific Corp.         COMMON     546347105         371          44000    SH                                44000
Liberty Media Corp              COMMON     530718105        2800         200000    SH                               200000
Mead Corp.                      COMMON     582834107         772          25000    SH                                25000
Mellon Financial Corp.          COMMON     58551A108         376          10000    SH                                10000
Mirant Corp.                    COMMON     604675108       10738         670300    SH                               670300
Microsoft Corp.                 OTC IS     594918104       16563         250000    SH                               250000
Micron Tecnology                COMMON     595112103       13640         440000    SH                               440000
Novell Inc.                     OTC IS     670006105        1148         250000    SH                               250000
Nortel Networks Corp.           COMMON     656568102        1604         215000    SH                               215000
Nextel Communications Inc.      OTC IS     65332V103        2029         185100    SH                               185100
Office Depot Inc.               COMMON     676220106        2318         125000    SH                               125000
O'Reilly Automotive Inc.        OTC IS     686091109        2918          80000    SH                                80000
Prudential Financial Inc.       COMMON     744320102        5808         175000    SH                               175000
Parker Hannifin Corp.           COMMON     701094104         459          10000    SH                                10000
Pfizer Inc.                     COMMON     717081103         399          10000    SH                                10000
Sears Roebuck & Co.             COMMON     812387108        3811          80000    SH                                80000
Siebel Systems Inc.             OTC IS     826170102        1119          40000    SH                                40000
Schering Plough Corp.           COMMON     806605101        7252         202500    SH                               202500
Solectron Corp.                 COMMON     834182107        2820         250000    SH                               250000
Smartforce Pub. Ltd. ADR        OTC IS     83170A206        1238          50000    SH                                50000
Sonus Networks Inc.             OTC IS     835916107         462         100000    SH                               100000
S&P Depository Receipts         COMMON     78462F103       57150         500000    SH                               500000
Sun Microsystems Inc            OTC IS     866810101         246          20000    SH                                20000
Sunoco Inc.                     COMMON     86764P109        2240          60000    SH                                60000
Sybase Inc.                     COMMON     871130100        1182          75000    SH                                75000
Target Corp.                    COMMON     87612E106        4105         100000    SH                               100000
Temple Inland Inc.              COMMON     879868107         993          17500    SH                                17500
Tyvo International Ltd.         COMMON     902124106         884          15000    SH                                15000
UAL Corp.                       COMMON     902549500        3254         241000    SH                               241000
United Microelectronics         COMMON     910873207        2160         225000    SH                               225000
United Parcel Service           COMMON     911312106        4791          87900    SH                                87900
Universal Health Services Cl. B COMMON     913903100        5348         125000    SH                               125000
Vector Group Ltd.               COMMON     92240M108        5420         165000    SH                               165000
Viacom Cl. B                    COMMON     925524308        7064         160000    SH                               160000
Vitria Technology               OTC IS     92849Q104        1406         220000    SH                               220000
Valero Energy Corp              COMMON     91913Y100        6862         180000    SH                               180000
Webex Communications Inc.       OTC IS     94767L109         870          35000    SH                                35000
Xoma Corp.                      OTC IS     G9825R107         739          75000    SH                                75000
Yahoo Inc.                      OTC IS     984332106        4435         250000    SH                               250000
                                                          372552
